Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions	R$ 1,648,246	R$ 1,480,510
Escrow deposits	(37,462)	(32,017)
Total	1,610,784	1,448,493
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	151,023	168,258
Escrow deposits	(6,226)	(10,780)
Total	144,797	157,478
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	257,080	477,854
Escrow deposits	(53)	(123)
Total	257,027	477,731
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	99,462	95,601
Escrow deposits	(1,131)	(2,523)
Total	98,331	93,078
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	79,532	57,509
Escrow deposits	(16,037)	(2,693)
Total	63,495	54,816
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	654,277	349,962
Escrow deposits	(13,979)	(15,864)
Total	640,298	334,098
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	406,872	331,326
Escrow deposits	(36)	(34)
Total	406,836	331,292
Current Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	924,038	809,821
Total	924,038	809,821
Noncurrent Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	724,208	670,689
Escrow deposits	(37,462)	(32,017)
Total	R$ 686,746	R$ 638,672